Key management compensation and related party transactions	12 Months Ended
Oct. 31, 2019
Disclosure of transactions between related parties [abstract]
Key management compensation and related party transactions [Text Block]

16. Key management compensation and related party transactions

The Company reports the following related party transactions:

(a) Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of the Company, including officers and directors. Compensation paid or payable to these individuals (or companies controlled by such individuals) are summarized as follows:

	2019	2018	2017
Professional, other fees, and salaries	$4,684	$235,297	$667,724
Stock-based compensation	-	44,740	382,531
	$4,684	$280,037	$1,050,255

In 2019, these parties were not awarded any options (2018 - 700,000 options at an exercise price of $0.10; 2017 - 1,950,000 options at an exercise price of $0.25).

(b) Trade payables and other liabilities

As at October 31, 2019 and 2018, the Company reports in trade payables and other liabilities a balance owing to the former President of MAST of $193,174 which represents alleged outstanding wages payable, see Note 18(b).

As at October 31, 2019 and 2018, the Company reports $167,000 in trade payables and other liabilities owing to a company whose major shareholder is a director of the Company and who has also previously served as its Chief Technology Officer. This individual was elected as a director on February 19, 2014. The balance reported relates to alleged services provided in 2015; there have been no invoices submitted by this related party after October 31, 2015.

(c) Convertible debentures

In May 2019, the CEO of the Company subscribed for a short-term loan of $15,000 CDN ($11,450 USD). At October 31, 2019, $10,000 CDN ($7,582 USD) in loan principal remains outstanding.

In January 2018, the CEO of the Company subscribed for a convertible debenture of $150,000 CDN ($114,138 USD). At October 31, 2019, $52,319 CDN ($39,756 USD)(October 31, 2018 - $ 100,862 CDN, $76,713 USD) in loan principal remains outstanding.